Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Change in Asset Retirement Obligation [Table Text Block]
The changes in the carrying amounts of AROs for the years ended December 31, 2012 and 2011 are as follows:

(in Millions)
Balance at December 31, 2010	$34.6
Increase (decrease) to previously recorded ARO liability	5.5
Accretion expense	0.3
Payments	(12.1)
Foreign currency translation adjustments	(1.3)
Balance at December 31, 2011	$27.0
Acceleration due to facility shutdowns	2.0
Increase (decrease) to previously recorded ARO liability	(0.7)
Accretion expense	0.1
Payments	(3.2)
Foreign currency translation adjustments	0.3
Balance at December 31, 2012	$25.5